Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Net Income (Loss) Per Share

Earnings (loss) per share

Basic earnings (loss) per share is calculated using the two-class method. Under the two-class method, basic earnings (loss) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period excluding the effects of any potentially dilutive securities. The weighted-average number of common shares outstanding during the period includes Class A common stock but is exclusive of Class B common stock as these shares have no economic or participating rights. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted earnings (loss) per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated using the two-class method. Under the two-class method, basic earnings (loss) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period after deducting contractual amounts of accretion on Series E‑1 and Series F preferred shares and excluding the effects of any potentially dilutive securities. Diluted loss per share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which- is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. The Company expects to lose its emerging growth company status on December 31, 2020. As a result, the Company will adopt all accounting pronouncements currently deferred based on private company standards for purposes of the 2020 Form 10-K filing.

Concentration of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of operating cash and cash reserved for users. The Company maintains separate accounts for cash and cash reserved for users primarily across two financial institutions; however, the vast majority is held with one financial institution, which management believes to be of a high credit quality, in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of operating cash and cash reserved for users. The Company maintains cash and cash reserves for users primarily across five financial institutions; however, the vast majority is held with one financial institution within separate bank accounts, which management believes to be of a high credit quality, in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Fair Value of Financial Instruments

Fair Value Measurements

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•

Level 2 - Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements relate to and include, but are not limited to, the valuation of equity awards; fair value estimates of embedded derivatives; purchase price allocations, including fair value estimates of intangible assets and long-term contingent liabilities; the estimated useful lives of fixed assets and intangible assets, including internally developed software costs; and accrued expenses.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements relate to and include, but are not limited to, the valuation of equity awards; fair value estimates of embedded derivatives; purchase price allocations, including fair value estimates of intangible assets and long-term contingent liabilities; the estimated useful lives of fixed assets and intangible assets, including internally developed software costs; and accrued expenses.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the unaudited condensed consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between U.S. GAAP treatment and tax treatment of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimated future taxable profits.

The Company accounts for uncertainty in income taxes recognized in the unaudited condensed consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the unaudited condensed consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax provision. Potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimated future taxable profits.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updated (“ASU”) No. 2018-07, Compensation — Stock Compensation (Topic 718), to simplify the accounting for share-based payments to non-employees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the new standard, equity-classified non-employee awards are initially measured on the grant date and re-measured only upon modification, rather than at each reporting period. Measurement is based on an estimate of the fair value of the equity instruments to be issued. The Company adopted this pronouncement as of January 1, 2020. The adoption of this standard did not have a material impact on the Company.

Recently Adopted Accounting Pronouncements

As noted in the Company’s Revenue Recognition accounting policy above, the Company adopted Accounting Standards Updates (“ASU”) No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”) effective January 1, 2019. The guidance in ASU 2014‑09 and subsequently issued amendments outlines a comprehensive model for all entities to use in accounting for revenue arising from contracts with customers as well as required disclosures.

DraftKings adopted Topic 606, applying the modified retrospective method to all contracts that were not completed as of January 1, 2019. For contracts that were modified before the date of adoption, the Company elected to reflect the aggregate effect of all modifications when (i) identifying the satisfied and unsatisfied performance obligations, (ii) determining the transaction price, and (iii) allocating the transaction price to the satisfied and unsatisfied performance obligations. The comparative information has not been restated and continues to be reported under the accounting standards in effect for these periods. The Company expects the timing of revenue recognition for its significant revenue streams to remain substantially unchanged, with no material effect on revenue. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements. See Note 15 — Revenue Recognition, for further details.

In March 2016, the FASB issued ASU 2016‑09, Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016‑09”). The ASU is intended to simplify various aspects of accounting for share-based compensation arrangements, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For example, the new guidance requires all excess tax benefits and tax deficiencies related to share-based payments to be recognized in income tax provision, and for those excess tax benefits to be recognized regardless of whether it reduces current taxes payable. The ASU also allows an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. ASU 2016‑09 is effective for annual periods beginning after December 15, 2017. The Company adopted this ASU as of January 1, 2018 and elected to estimate the number of awards that are expected to vest. The Company included the impact of ASU 2016‑09 in its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015‑17, Income Taxes (Topic 740) (“ASU 2015‑17”) to simplify the presentation of deferred taxes in a classified statement of financial position by requiring classification of all deferred tax positions as noncurrent, including valuation allowances, by jurisdiction. ASU 2015‑17 is effective for all other entities for fiscal years beginning after December 15, 2017 and interim periods within annual periods beginning after December 15, 2018. The Company adopted this ASU as of January 1, 2018 and all deferred tax positions are classified as noncurrent in the Company’s consolidated balance sheets.

Recent Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU 2019‑12, Simplifying the Accounting for Income Taxes. ASU 2019‑12 eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The Update is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently in process of evaluating the impact of this new standard.

In August 2018, the FASB issued ASU 2018‑15, Intangibles   — Goodwill and Other — Internal-Use Software (Subtopic 350‑40). This Update addresses users’ accounting for implementation costs incurred in a cloud computing arrangement that is a service contract and also adds certain disclosure requirements related to implementation costs incurred for internal-use software and cloud computing arrangements. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This Update is effective for fiscal years beginning after December 15, 2020, and interim periods in annual periods beginning after December 15, 2021. The amendments in this Update can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently in the process of evaluating the impact of this new standard.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation — Stock Compensation (Topic 718), to simplify the accounting for share-based payments to non-employees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the new standard, equity-classified non-employee awards will be initially measured on the grant date and re-measured only upon modification, rather than at each reporting period. Measurement will be based on an estimate of the fair value of the equity instruments to be issued. The standard is effective in fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. Early adoption is not permitted before an entity’s adoption of ASC 606. The Company is currently in the process of evaluating the impact of this new standard.

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842) (“ASU 2016‑02”). ASU 2016‑02 increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016‑02 is effective for fiscal years beginning after December 15, 2019, and interim periods beginning after December 15, 2020. In November 2019, the FASB issued ASU 2019‑10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), to delay the adoption date for ASU 2016‑02. ASU 2016‑02 is now effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is still permitted. The Company is currently in the process of evaluating the impact of this new standard

Diamond eagle acquisition
Basis of Presentation

Basis of Presentation

These unaudited condensed consolidated financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. The interim financial information provided is unaudited, but includes all adjustments which management considers necessary for the fair presentation of the results for these periods. Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year period and should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Form 10-K filed with the SEC on March 12, 2020.

Basis of Presentation

The accompanying consolidated financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the SEC.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted net income per share reflects the potential dilution that could occur if warrants were to be exercised or converted or otherwise resulted in the issuance of Common Stock that then shared in the earnings of the entity.

For the three months ended March 31, 2020, the Company had potentially dilutive securities in the form of 19,666,667 warrants, including 13,333,333 warrants issued as part of the Public Units and 6,333,334 Private Placement Warrants issued in the Private Placement. Of the total warrants outstanding for the period then ended, approximately 2,615,800 and 1,242,505 represent incremental shares of common stock, based on their assumed exercise, to be included in the weighted average number of shares of Class A common stock outstanding under the treasury stock method for the calculation of diluted income per share of Class A common stock. The Company uses the “treasury stock method” to calculate potential dilutive shares, as if they were redeemed for common stock at the beginning of the period.

The Company’s unaudited condensed consolidated statement of operations includes a presentation of net income per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income (loss) per common share for basic and diluted Class A common stock is calculated by dividing the interest income earned on the Trust Account, net of applicable franchise taxes of $50,000, working capital up to $250,000 annually, and income taxes of $246,289, by the weighted average number of Class A common stock for the period. Net loss per common share for basic and diluted for Class B common stock is calculated by dividing the net income, which excludes income attributable to Class A common stock, by the weighted average number of Class B common stock outstanding for the period.

Net Income (Loss) Per Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The Company has not considered the effect of the warrants sold in the Public Offering (including the over-allotment) and private placement warrants to purchase approximately 13,333,333 and 6,333,334 shares of the Company's Class A common stock, respectively, in the calculation of diluted income per share, since their inclusion would be anti-dilutive.

The Company’s consolidated statement of operations includes a presentation of net income per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income (loss) per common share for basic and diluted Class A common stock is calculated by dividing the interest income earned on the Trust Account of $5,111,208, net of applicable franchise taxes of $153,971, working capital up to $250,000 annually, and income taxes of $944,494, by the weighted average number of Class A common stock since issuance. Net loss per common share for basic and diluted for Class B common stock is calculated by dividing the net loss of $1,453,333, which excludes income attributable to Class A common stock, by the weighted average number of Class B common stock outstanding for the period.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act") exempts emerging growth companies from being required to comply with new or revised financial accounting  standards until private companies (that is, those that have not had a registration statement under the Securities Act of 1933, as amended (the "Securities Act"), declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act") are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements  that apply to non-emerging  growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements  with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential  differences in accounting standards used.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk

Financial  instruments that potentially  subject the Company  to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository  insurance coverage of $250,000. The Company  has not experienced losses on these accounts and management believes the Company  is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet with the exception of investments in the Trust Account which are carried at amortized cost.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair  Value Measurements and Disclosures,” approximates the carrying amounts represented  in the consolidated balance sheet with the exception of investments in Trust, as they are carried at amortized cost.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions  that affect the reported  amounts  of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the consolidated financial statements and the reported  amounts  of revenue and expenses during the reporting  period. Actual results could differ from those estimates.

Offering Costs

Offering Costs

The Company complies with the requirements of the ASC 340‑10‑S99‑1. Offering costs of $22,555,870 consisting principally of underwriters’ discounts of $22,000,000 (including $14,000,000 of which payment is deferred) and $555,870 of professional, printing, filing, regulatory and other costs were charged to additional paid-in capital upon completion of the Public Offering.

Offering Costs

The Company complies with the requirements  of the ASC 340‑10‑S99‑1. Offering costs of $22,555,869 consisting principally of underwriters' discounts of $22,000,000 (including $14,000,000 of which payment is deferred) and $555,869 of professional, printing, filing, regulatory and other costs were charged to additional paid-in capital upon completion of the Public Offering. Approximately $224,395 of such offering expenses were accrued but unpaid at December 31, 2019.

Redeemable Shares

Redeemable Shares

As discussed in Note 1, all of the 40,000,000 shares of Class A common stock sold as parts of the Units in the Public Offering contain a redemption feature which allows for the redemption of shares of Class A common stock under the Company's Charter. In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of FASB ASC 480. Although the Company has not specified a maximum redemption threshold, its Charter provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of Class A common stock shall be affected by charges against additional paid in capital.

Accordingly, at December 31, 2019, 38,427,853 shares of the 40,000,000 shares of Class A common stock included in the Units were classified outside of permanent equity.

Income Taxes

Income Taxes

The Company complies with the accounting and reporting requirements of Financial Accounting Standards Board Accounting Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There were no unrecognized tax benefits as of March 31, 2020 and December 31, 2019. FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at March 31, 2020 and December 31, 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

As of March 31, 2020 and December 31, 2019, the Company’s taxable income primarily consisted of interest income on the Trust Account. The Company’s general and administrative costs are generally considered start-up and business combination costs and are not currently deductible. During the three months ended March 31, 2020, and the period from March 27, 2019 (inception) to March 31, 2019, the Company recorded income tax expense of $246,289 and nil, respectively.

Income Taxes

The Company  complies with the accounting  and reporting  requirements  of Financial  Accounting Standards Board Accounting  Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting  and reporting  for income taxes. Deferred income tax assets and liabilities are computed  for differences between the financial statement  and tax bases of assets and liabilities that will result in future taxable or deductible amounts,  based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount  expected to be realized.

There were no unrecognized tax benefits as of December 31, 2019. FASB ASC 740 prescribes a recognition threshold and a measurement  attribute for the financial statement  recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company  recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts  were accrued for the payment of interest and penalties at December 31, 2019. The Company  is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company  is subject to income tax examinations by major taxing authorities since inception. The Company's currently taxable income primarily consists of interest income on the Trust Account. The Company's general and administrative costs are generally considered start-up costs and are not currently deductible. During the period from March 27, 2019 (inception) to December 31, 2019, the Company recorded an income tax expense of $944,494.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.